Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	6.9931	7.2993	7.0999
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1875	7.1957	7.0809